INVENTORIES (Tables)	12 Months Ended
Jun. 30, 2022
Inventory Disclosure [Abstract]
Schedule of Inventory, Current	Components of inventories are as follows:

	June 30,
	2021	2022
Raw materials	$23,469	$53,304
Work in progress	12,165	16,026
Finished goods	12,278	21,913

	$47,912	$91,243